Prospectus [Line Items]
Risk/Return [Heading]	ACM DYNAMIC OPPORTUNITY FUND – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The ACM Dynamic Opportunity Fund (the “Fund”) seeks long-term capital appreciation with a short-term focus on capital preservation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - ACM Dynamic Opportunity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	1.00%	1.00%

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - ACM Dynamic Opportunity Fund	Class A Shares	Class I Shares
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	none
Total Other Expenses	0.54%	0.54%
Short Selling Dividend and Interest Expense	0.12%	0.12%
Remaining Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	2.04%	1.79%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - ACM Dynamic Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	770	1,178	1,610	2,808
Class I Shares	182	563	970	2,105

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 271% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund invests in domestic and foreign (including emerging markets) equity securities of any market capitalization. The Fund may also take long or short positions in index exchange traded funds (“ETFs”) to hedge the Fund’s equity portfolio.

The Fund’s adviser, Ascendant Capital Management, LLC (the “Adviser”), selects equity securities for the Fund’s portfolio that are experiencing meaningful breakouts. A “breakout” is a significant movement that involves a combination of price and trading volume in a given security. The Adviser further screens these breakout candidates to ensure they meet certain fundamental and technical criteria as determined by the Adviser such as the earnings per share growth, revenue growth, and upward revisions of estimates and profitability of the issuers of the securities. The Adviser will sell a security when it drops a certain percentage from its purchase price (“stop-loss”), or if the price drops below a key technical level (such as the 50 day moving price average for the security) in combination with a rise in trading volume. The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate.

The Fund’s investment strategies for short positions can include: (1) selling short an ETF or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price; (2) selling short common stocks; (3) buying a put option on an ETF or other security that tracks a broad or narrow market index; (4) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines; (5) selling a covered call option on a security that the Fund owns for the duration of the option period; and (6) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

The use of short positions or “hedges” is designed to adjust the overall net exposure of the portfolio to limit the downside exposure of the portfolio to declines in the overall market. The net long exposure of the portfolio can fluctuate anywhere between 0% long and 100% long. A portfolio’s net exposure is the percentage of assets invested in long positions minus the percentage of assets invested in short positions (“hedges”). For example, if the portfolio is 50% invested in long positions while simultaneously being 50% invested in hedges, the net long exposure would equal zero percent. The Adviser monitors numerous broad market indexes and several key moving averages. Short positions will be will be taken off as select market indexes rise above certain moving averages as identified by the Adviser.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Options Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Short Selling Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Small and Medium Capitalization Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.ACM-Funds.com or by calling 1-844-798-3833.

Bar Chart [Heading]	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/18	6.68%
Worst Quarter:	12/31/18	(8.66)%
The year-to-date return as of the most recent calendar quarter, which ended March 31, 2019, was 4.52%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2018)
Performance [Table]
Average Annual Total Returns - ACM Dynamic Opportunity Fund		Label	One Year	Since Inception	Inception Date
Class I Shares		Return before taxes	(0.97%)	4.20%	Jan. 20, 2015
Class I Shares | Return after taxes on distributions			(1.21%)	4.14%
Class I Shares | Return after taxes on distributions and sale of Fund shares			(0.41%)	3.25%
Class A Shares		Return before taxes	(6.88%)	2.44%	Jan. 20, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(4.38%)	7.80%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	[2]		(9.42%)	(0.48%)
S&P 500 (Price) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]		(6.24%)	5.59%
[1]	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Index returns assume reinvestment of dividends. Investors cannot invest directly in an index.
[2]	Hedge Fund Research (HFRX) Equity Hedge Index. HFRX is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance. Investors cannot invest directly in an index.
[3]	The Fund has selected the S&P 500 (Price) Index to replace the S&P Total Return Index as its primary benchmark. The Adviser believes that the S&P 500 (Price) Index more appropriately reflects the management style of the Fund, as Dividend income is only a small portion of the Fund's returns.
[4]	The S&P 500 (Price) Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.